CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Series D conversion to common stock	Common stock issued for MGT debt conversion	Conversion of Sillerman debt to common stock	Common stock issued for Kuusamo debt conversion	Common stock issued to Coda search - debt conversion	Common stock purchased - PP - Reaz Islam	Series C conversion to common	Stock Options	Restricted Stock	Public Offering	Common Stock	Common Stock Conversion of Sillerman debt to common stock	Common Stock Series C conversion to common	Preferred Stock	Preferred Stock Series D conversion to common stock	Additional Paid-In Capital	Additional Paid-In Capital Series D conversion to common stock	Additional Paid-In Capital Common stock issued for MGT debt conversion	Additional Paid-In Capital Conversion of Sillerman debt to common stock	Additional Paid-In Capital Common stock issued for Kuusamo debt conversion	Additional Paid-In Capital Common stock issued to Coda search - debt conversion	Additional Paid-In Capital Common stock purchased - PP - Reaz Islam	Additional Paid-In Capital Series C conversion to common	Additional Paid-In Capital Stock Options	Additional Paid-In Capital Restricted Stock	Additional Paid-In Capital Public Offering	Treasury Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-Controlling Interest	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock Preferred Stock	Series C Convertible Preferred Stock Additional Paid-In Capital	Series E Convertible Preferred Stock	Series E Convertible Preferred Stock Preferred Stock
Beginning balance at Jun. 30, 2014	$ 39,802,000											$ 1,000			$ 0		$ 340,178,000											$ (11,556,000)		$ (288,821,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(78,539,000)																													(78,539,000)
Purchase of common stock from former officer	(360,000)																											(360,000)
Accretion of Series C Convertible Redeemable Preferred Stock	135,000																135,000
Undeclared Series C Preferred Stock Dividend	(468,000)																(468,000)
Common stock offerings	0										$ 12,459,000																$ 12,459,000
Common stock issued for services	208,000																208,000
Common stock issued in settlement of Blue Spike litigation	139,000																139,000
Share based compensation in connection with Securities Purchase Agreement	2,657,000																2,657,000
Restricted stock - share based compensation	24,649,000																24,649,000
Employee stock options share based compensation									$ 3,650,000																$ 3,650,000
Other comprehensive loss	0
Add: Net loss attributable to non-controlling interest	0
Series D issuance	0
Preferred stock issued	0
Other matter related to Choose Digital RSUs (Note 12)	0
Ending balance at Jun. 30, 2015	4,332,000											1,000			0		383,607,000											(11,916,000)		(367,360,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(63,689,000)																													(61,863,000)	$ (1,826,000)
Series A investment into DDGG	256,000																														256,000
Undeclared Series C Preferred Stock Dividend	(1,156,000)																(1,156,000)
Common stock offerings	4,117,000
Employee stock options share based compensation									235,000	$ 11,998,000															235,000	$ 11,998,000
Other comprehensive loss	(361,000)																												$ (361,000)
Add: Net loss attributable to non-controlling interest	1,826,000
Shares issued for acquisition	2,365,000																1,755,000														610,000
Common stock and warrants of Draftday issued for management service contracts	1,733,000																														1,733,000
Series D issuance	110,000														110,000
Preferred stock issued	7,751,000	$ 0	$ 797,000		$ 71,000	$ 5,000	$ 200,000	$ 7,751,000						$ 1,000		$ (110,000)		$ 110,000	$ 797,000		$ 71,000	$ 5,000	$ 200,000	$ 7,750,000
Conversion of Sillerman debt to common stock				$ 4,112,000									$ 1,000							$ 4,111,000
Accretion of Series C Convertible Redeemable Preferred Stock	280,000																280,000
Interest income on note receivable from shareholders	2,000																2,000
Other matter related to Choose Digital RSUs (Note 12)	843,000																													843,000
Ending balance at Jun. 30, 2016	(25,176,000)											3,000					409,765,000											(11,916,000)	(361,000)	(428,380,000)	773,000		$ 4,940,000			$ 0
Ending balance at Jun. 30, 2016	(30,116,000)											3,000			$ 0		409,765,000											(11,916,000)	(361,000)	(428,380,000)	773,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,553,000)																													(7,270,000)	(283,000)
Unrealized loss on marketable securities	(289,000)																												(289,000)
Sale of Perk shares	650,000																												650,000
Series A investment into DDGG	119,000																														119,000
Undeclared Series C Preferred Stock Dividend																																$ 0	494,000	$ (494,000)
Common stock offerings	0
Employee stock options share based compensation									$ 12,000	$ 15,000															$ 12,000	$ 15,000
Other comprehensive loss	361,000
Add: Net loss attributable to non-controlling interest	283,000
Shares issued for acquisition																																30,175,000	28,500,000	1,675,000	$ 7,600,000	7,600,000
Series D issuance	7,600,000
Accretion of Series C Convertible Redeemable Preferred Stock																																$ 0	(22,000)	$ 22,000
Ending balance at Sep. 30, 2016	$ 5,553,000											$ 3,000					$ 410,995,000											$ (11,916,000)	$ 0	$ (435,650,000)	$ 609,000		$ 33,912,000			$ 7,600,000